INCOME TAX EXPENSES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.00%	17.00%
Operating loss carryforwards		$ 147,000
Deferred tax assets operating loss carryforwards		$ 25,000